Asset Retirement Obligation (Details) - Schedule of asset retirement obligation - USD ($)	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of Asset Retirement Obligation [Abstract]
Asset retirement obligation	$ 2,056,259	$ 2,023,329	$ 1,990,399	$ 873,334
Total	$ 2,056,259	$ 2,023,329	$ 1,990,399	$ 873,334